INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Current tax expense (benefit)	$ 81	$ 54	$ 49
Deferred tax assets:
Accrued payroll							$ 2,730
Accrued expenses							88
Accrued inventory provision						$ 925	382
Net operating loss carry forwards						20,061	16,618
Less: Valuation allowance	(19,818)	(19,320)	(19,320)			(20,986)	(19,818)	$ (19,320)
Deferred tax liabilities						0	0	$ 0
Movement of valuation allowance
Balance at beginning of the period	19,818	19,320
Additions	1,168	498
Balance at end of the period	20,986	19,818	19,320
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax	$ (9,675)	$ (8,686)	$ (39,324)
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,419)	$ (2,172)	$ (9,831)
Non-deductible expenses	42	20	8
Effect of income tax holiday and preferential tax rates	(67)	(11)	(25)
Utilisation of tax loss previously not recognized	(99)	(124)	(298)
Effect of income tax rate differences in jurisdictions other than the PRC	1,456	1,843	4,582
Changes in valuation allowances	1,168	498	5,613
Income tax expense	81	54	49
Income tax paid	$ 81	$ 54	$ 49
Hong Kong | Lanting International
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	16.50%
Hong Kong | LightInTheBox Logistic
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	16.50%
Hong Kong | Light Square
Income taxes
Statutory income tax rates (as a percent)	16.50%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	16.50%
PRC
Income taxes
Statutory income tax rates (as a percent)	25.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%
Additional disclosures
Withholding tax rate on dividends distributed to non-resident entities (as a percent)	10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes						$ 0	$ 0
PRC | Lanting Huitong
Income taxes
Reduced tax rate for subsequent period (as a percent)	15.00%
PRC | Lanting Gaochuang
Income taxes
Income tax exemption period					2 years
Reduced tax rate for the years subsequent the exemption period (as a percent)		12.50%	12.50%	12.50%
Period for reduced tax rate					3 years
Netherland | LITB Netherlands B.V.
Income taxes
Statutory income tax rates (as a percent)	25.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)	25.00%